Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Summary of equity

Total equity
In EUR million	30 June 2026	31 December 2025
Share capital and share premium
- Share capital	29	30
- Share premium	17,116	17,116
	17,146	17,147
Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,468	1,444
- Revaluation reserve: Debt instruments at FVOCI	-37	-41
- Revaluation reserve: Cash flow hedge	-1,198	-1,096
- Revaluation reserve: Credit liability	-71	-49
- Revaluation reserve: Property in own use	154	156
- Net defined benefit asset/liability remeasurement reserve	-313	-345
- Currency translation reserve	-2,476	-2,774
- Share of associates and joint ventures and other reserves	1,868	2,031
- Treasury shares	-1,454	-2,404
	-2,058	-3,080

Retained earnings	39,225	40,016

Shareholders’ equity (parent)	54,313	54,083
Non-controlling interests	1,141	1,255
Total equity	55,454	55,339

Reserves and other equity interest

Changes in treasury shares
	In EUR million		Number x 1,000
	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance	-2,404	-765	119,105	51,117
Purchased/sold for trading purposes	3	6	-109	-480
Purchased under staff share plans	-71	-64	2,968	3,674
Distributed under staff share plans	72	60	-3,071	-3,460
Purchased under Share buyback programme	-1,053	-3,641	42,963	194,102
Cancelled under Share buyback programme	2,000	2,000	-101,193	-125,848
Closing balance	-1,454	-2,404	60,664	119,105